Equity (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Equity
Equity
20 Equity

Total equity
	2019	2018	2017
Share capital and share premium
- Share capital	39	39	39
- Share premium	17,078	17,050	17,006
	17,117	17,088	17,045

Other reserves
- Revaluation reserve: Available-for-sale and other	n/a	n/a	3,447
- Revaluation reserve: Equity securities at FVOCI	1,580	1,914	n/a
- Revaluation reserve: Debt instruments at FVOCI	322	398	n/a
- Revaluation reserve: Cash flow hedge	1,208	604	263
- Revaluation reserve: Credit liability	–114	8	n/a
- Revaluation reserve: Property in own use	253	204	203
- Net defined benefit asset/liability remeasurement reserve	–336	–394	–400
- Currency translation reserve	–2,079	–2,043	–1,663
- Share of associates and joint ventures and other reserves	3,189	2,940	2,527
- Treasury shares	–10	–11	–15
	4,013	3,621	4,362

Retained earnings	29,866	28,339	27,022

Shareholders’ equity (parent)	50,996	49,049	48,429
Non-controlling interests	893	803	715
Total equity	51,889	49,851	49,144

Schedule of Share Capital
Share capital and share premium
Share capital

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2019	2018	2017	2019	2018	2017
Authorised share capital	14,729,000	14,729,000	14,729,000	147	147	147
Unissued share capital	10,832,266	10,837,272	10,843,210	108	108	108
Issued share capital	3,896,734	3,891,728	3,885,790	39	39	39

Issued Share Capital [member]
Reserves And Other Equity Interest
Changes in issued share capital
	Ordinary shares(par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2017	3,878,484	39
Issue of shares	7,306
Issued share capital as at 31 December 2017	3,885,790	39
Issue of shares	5,938
Issued share capital as at 31 December 2018	3,891,728	39
Issue of shares	5,006
Issued share capital as at 31 December 2019	3,896,734	39

Share Premium [member]
Reserves And Other Equity Interest
Share premium

Share premium
	2019	2018	2017
Opening balance	17,050	17,006	16,950
Issue of shares	28	44	56
Closing balance	17,078	17,050	17,006

Revaluation Reserve [member]
Reserves And Other Equity Interest
Changes in revaluation reserve
	Equity securities at FVOCI			Debt instruments at FVOCI			AFS and other			Cash flow hedge			Credit liability			Property in own use

	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Opening balance	1,914	n/a	n/a	398	n/a	n/a	n/a	3,447	3,830	604	263	777	8	n/a	n/a	204	203	204
Effect of change in accounting policy due to the implementation of IFRS 9		2,432			629			-3,447						-190
Changes in credit liability reserve													-116	199
Unrealised revaluations	137	-461		-43	-177				-293	604	342	-514				58	3	25
Realised gains/losses transferred to the statement of profit or loss				-33	-54				-90
Realised revaluations transferred to retained earnings	-472	-56											-6			-9	-2	-26
Closing balance	1,580	1,914	n/a	322	398	n/a	n/a	n/a	3,447	1,208	604	263	(114)	8	n/a	253	204	203

Currency Translation Reserve [member]
Reserves And Other Equity Interest
Currency translation reserve

Changes in currency translation reserve
	2019	2018	2017
Opening balance	–2,043	–1,663	–770
Unrealised revaluations	–134	71	192
Realised gains/losses transferred to the statement of profit or loss	–138
Exchange rate differences	236	–451	–1,085
Closing balance	–2,079	–2,043	–1,663

Reserve for share of associates, joint ventures and other [member]
Reserves And Other Equity Interest
Share of associates, joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
	2019	2018	2017
Opening balance	2,940	2,527	2,235
Effect of change in accounting policy due to the implementation of IFRS 9		–28
Result for the year	180	160	153
Transfer to/from retained earnings	69	280	139
Closing balance	3,189	2,940	2,527

Treasury Shares [member]
Reserves And Other Equity Interest
Treasury shares

Changes in treasury shares
	Amount			Number
	2019	2018	2017	2019	2018	2017
Opening balance	–11	–15	–8	1,137,701	944,257	600,634
Purchased/sold	1	4	–7	–218,314	193,444	343,623
Closing balance	–10	–11	–15	919,387	1,137,701	944,257

Retained earnings [member]
Reserves And Other Equity Interest
Retained earnings

Changes in retained earnings
	2019	2018	2017
Opening balance	28,339	27,022	24,371
Effect of change in accounting policy due to the implementation of IFRS 9		–390
Transfer to/from other reserves	418	–211	–139
Result for the year	3,723	4,601	5,311
Dividend	–2,650	–2,607	–2,564
Employee stock options and share plans	13	19	21
Changes in composition of the group and other changes	23	–96	22
Closing balance	29,866	28,339	27,022

Non-distributive reserves
Reserves And Other Equity Interest
Non-distributable reserves
	2019	2018	2017
ING Bank	8,397	7,603	7,603
Other	0	97	75
Non-distributable reserves	8,398	7,700	7,678